UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Portfolio of Investments	April 30, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.8%

	SECURITIZED – 39.9%

$500	Benchmark Mortgage Trust 2018-B1 Class A2	3.571%	1/15/51	AAA	$506,315

600	Commercial Mortgage Pass Through Certificates, Series 2015-LC19	3.527%	2/10/48	AA+	589,949

500	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C2	3.849%	6/15/57	Aa2	499,270

974	Fannie Mae Mortgage Pool MA3211	4.000%	12/01/47	N/R	994,463

987	Fannie Mae Mortgage Pool MA3277	4.000%	2/01/48	N/R	1,007,052

1,944	Fannie Mae Mortgage Pool MA1489	3.000%	7/01/43	N/R	1,891,572

1,053	Fannie Mae Mortgage Pool AL9125	4.000%	10/01/43	N/R	1,080,169

970	Fannie Mae Mortgage Pool AX4887	4.000%	12/01/44	N/R	989,748

1,935	Fannie Mae Mortgage Pool AS6302	3.500%	12/01/45	N/R	1,923,716

3,026	Fannie Mae Mortgage Pool MA2671	3.500%	7/01/46	N/R	3,008,473

3,511	Fannie Mae Mortgage Pool MA2929	3.500%	3/01/47	N/R	3,490,498

1,229	Fannie Mae Mortgage Pool MA3120	3.500%	9/01/47	N/R	1,221,866

979	Fannie Mae Mortgage Pool MA3239	4.000%	1/01/48	N/R	998,902

993	Fannie Mae Mortgage Pool MA3305	3.500%	3/01/48	N/R	986,506

989	Fannie Mae Mortgage Pool MA3276	3.500%	2/01/48	N/R	983,204

1,364	Fannie Mae Mortgage Pool MA3306	4.000%	3/01/48	N/R	1,391,216

983	Freddie Mac Gold Pool PG08797	4.000%	1/01/48	N/R	1,005,086

988	Freddie Mac Gold Pool PG08800	3.500%	2/01/48	N/R	981,611

494	Ginnie Mae II Pool MA4900	3.500%	12/20/47	N/R	495,082

496	Ginnie Mae II Pool MA4962	3.500%	1/20/48	N/R	497,222

2,054	Ginnie Mae II Pool MA2149	4.000%	8/20/44	N/R	2,116,711

1,287	Ginnie Mae II Pool MA3311	4.000%	12/20/45	N/R	1,326,297

871	Ginnie Mae II Pool MA3310	3.500%	12/20/45	N/R	873,450

315	Ginnie Mae II Pool MA3874	3.500%	8/20/46	N/R	315,899

8,404	Ginnie Mae II Pool MA3937	3.500%	9/20/46	N/R	8,423,375

500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-LC16	4.020%	8/15/50	Aaa	501,761

500	World Financial Network Credit Card Master Trust, Series 2012-A	3.140%	1/17/23	AAA	501,626
$38,446	Total Securitized (cost $39,974,850)				38,601,039

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE DEBT – 34.1%

	Financials – 9.9%

$80	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	4.250%	7/01/20	BBB–	$81,338

100	American International Group, Inc.	4.200%	4/01/28	BBB+	99,261

NUVEEN	1

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	April 30, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$321	American International Group, Inc.	4.125%	2/15/24	BBB+	$323,241

153	Anthem, Inc.	3.500%	8/15/24	BBB+	148,744

104	Axis Specialty Finance PLC.	4.000%	12/06/27	BBB+	98,587

159	Bank of America Corporation	4.200%	8/26/24	BBB+	159,283

290	Bank of America Corporation	3.950%	4/21/25	BBB+	284,090

358	Bank of America Corporation	4.183%	11/25/27	BBB+	347,815

40	Barclays Bank PLC	3.750%	5/15/24	A	39,808

167	BGC Partners Inc.	5.375%	12/09/19	BBB–	170,825

130	Boston Properties Limited Partnership	3.200%	1/15/25	BBB+	123,547

350	Capital One Bank	3.375%	2/15/23	BBB+	339,670

308	Capital One Financial Corp	3.800%	1/31/28	BBB+	292,363

172	Citigroup Inc.	3.500%	5/15/23	BBB	168,610

172	Citigroup Inc.	3.700%	1/12/26	A–	166,894

205	Citigroup Inc.	4.125%	7/25/28	BBB	197,504

368	Citigroup Inc.	4.750%	5/18/46	BBB	358,702

72	Delphi Financial Group	7.875%	1/31/20	BBB	77,401

214	Fifth Third Bancorp.	4.300%	1/16/24	BBB+	217,559

100	Fifth Third Bancorp	3.950%	3/14/28	BBB+	99,074

127	FS Investment Corporation	4.000%	7/15/19	BBB–	126,679

348	Goldman Sachs Group Inc., Series EMC	3.750%	2/25/26	A–	337,224

100	Goldman Sachs Group, Inc.	4.223%	5/01/29	A–	98,296

200	Goldman Sachs Group, Inc.	4.411%	4/23/39	A–	195,156

286	Goldman Sachs Group, Inc.	3.500%	11/16/26	A–	270,860

40	Government Properties Income Trust	3.750%	8/15/19	BBB–	39,939

200	Hartford Financial Services Group Inc.	4.400%	3/15/48	BBB	199,186

134	Healthcare Realty Trust	3.625%	1/15/28	BBB	125,301

103	Hospitality Properties Trust	4.375%	2/15/30	BBB–	96,390

44	Host Hotel & Resorts Inc.	6.000%	10/01/21	BBB	46,854

200	HSBC Holdings PLC	4.250%	3/14/24	A–	199,519

147	Humana, Inc.	3.850%	10/01/24	BBB	146,380

148	Jefferies Group Inc.	8.500%	7/15/19	BBB–	157,064

100	JPMorgan Chase & Company	2.972%	1/15/23	A	97,414

96	JPMorgan Chase & Company	3.375%	5/01/23	A–	94,001

158	JPMorgan Chase & Company	3.200%	6/15/26	A	149,580

265	JPMorgan Chase & Company	3.964%	11/15/48	A	242,223

100	JPMorgan Chase & Company	4.005%	4/23/29	A	98,139

40	Key Bank NA	3.400%	5/20/26	BBB+	37,980

130	Kilroy Realty Limited Partnership	3.450%	12/15/24	BBB	124,222

207	Lincoln National Corporation	4.200%	3/15/22	BBB+	212,318

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$40	Mitsubishi UFJ Financial Group, Inc.	3.850%	3/01/26	A	$39,805

150	Morgan Stanley	3.737%	4/24/24	A–	149,823

259	Morgan Stanley	3.875%	1/27/26	A–	255,268

150	Morgan Stanley	4.457%	4/22/39	A–	147,493

134	Pennantpark Investment Corporation	4.500%	10/01/19	BBB–	133,661

133	Physicians Realty LP	3.950%	1/15/28	BBB–	125,061

61	Primerica Inc.	4.750%	7/15/22	BBB+	63,352

192	Principal Financial Inc.	3.125%	5/15/23	A–	187,499

137	Prospect Capital Corporation	5.000%	7/15/19	BBB–	138,289

74	Prudential Financial Inc.	3.500%	5/15/24	A–	73,752

149	Prudential Financial Inc.	5.875%	9/15/42	BBB	158,499

40	Rabobank Nederland	3.950%	11/09/22	A–	39,918

145	Realty Income Corporation	3.650%	1/15/28	BBB+	138,073

93	Reinsurance Group of America Inc.	4.700%	9/15/23	BBB+	95,713

44	Select Income REIT	3.600%	2/01/20	BBB–	43,752

146	Stifel Financial Corporation	3.500%	12/01/20	BBB–	145,712

130	Sumitomo Mitsui Financial Group, Inc.	3.784%	3/09/26	A	128,781

40	Suntrust Bank, Subordinate Note	3.300%	5/15/26	BBB+	37,860

165	Synchrony Financial	3.950%	12/01/27	BBB–	153,433

63	Torchmark Corporation	3.800%	9/15/22	A–	62,901

48	UnumProvident Corporation	5.625%	9/15/20	BBB	50,464

112	Voya Financial Inc.	5.500%	7/15/22	BBB	120,043

255	Wells Fargo & Company	3.000%	4/22/26	A	235,500
9,796	Total Financials				9,613,693

	Industrial – 15.8%

174	AbbVie Inc.	3.600%	5/14/25	BBB+	168,369

285	Allergan	3.850%	6/15/24	BBB–	277,649

100	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	BBB+	99,348

128	AT&T, Inc.	4.500%	5/15/35	BBB+	122,032

362	AT&T, Inc.	4.300%	12/15/42	BBB+	322,107

528	AT&T, Inc.	4.350%	6/15/45	BBB+	464,712

44	AutoNation Inc.	4.500%	10/01/25	BBB–	44,181

66	Baxalta, Inc.	2.875%	6/23/20	BBB–	65,318

128	Baxalta, Inc.	3.600%	6/23/22	BBB–	126,590

180	Baxter International Inc.	3.500%	8/15/46	A–	153,816

179	Becton Dickinson & Company	4.685%	12/15/44	BBB–	175,971

276	Boardwalk Pipelines LP	3.375%	2/01/23	BBB–	264,676

40	BorgWarner Inc.	3.375%	3/15/25	BBB+	38,985

NUVEEN	3

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	April 30, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$121	BorgWarner Inc.	4.375%	3/15/45	BBB+	$117,272

154	Buckeye Partners LP	4.150%	7/01/23	BBB–	153,647

288	Canadian Natural Resources Limited	3.900%	2/01/25	BBB	284,030

127	Canadian Pacific Railway Company	4.800%	9/15/35	BBB+	137,641

120	Cardinal Health Inc.	4.500%	11/15/44	BBB+	115,210

176	CBS Corporation, 144A	3.700%	6/01/28	BBB	165,292

57	Celanese US Holdings LLC	5.875%	6/15/21	BBB–	60,730

154	Celgene Corporation, Convertible Notes	3.625%	5/15/24	BBB	150,584

60	Charter Communications Operating Capital Corporation	4.908%	7/23/25	BBB–	60,964

165	Charter Communications Operating Capital Corporation	5.375%	5/01/47	BBB–	155,320

212	Cimarex Energy Company	4.375%	6/01/24	BBB–	215,981

53	Coach, Inc.	4.250%	4/01/25	BBB–	52,109

75	Columbia Pipeline Group, Inc.	5.800%	6/01/45	BBB	85,002

104	Constellation Brands Inc.	3.600%	2/15/28	BBB–	99,120

150	CVS Health Corporation	4.300%	3/25/28	BBB	148,371

40	CVS Health Corporation	4.875%	7/20/35	BBB	40,818

121	CVS Health Corporation	5.125%	7/20/45	BBB	125,679

104	Delphi Corporation	4.150%	3/15/24	BBB	105,427

80	Discovery Communications Inc.	3.250%	4/01/23	BBB–	77,453

150	Discovery Communications Inc.	4.900%	3/11/26	BBB–	153,896

119	Discovery Communications LLC, 144A	3.900%	11/15/24	BBB–	116,407

40	Eaton Corporation	4.000%	11/02/32	BBB+	39,293

126	Eaton Corporation	4.150%	11/02/42	BBB+	121,912

130	Ecolab Inc.	3.250%	12/01/27	BBB+	123,715

90	Electronic Arts, Inc.	4.800%	3/01/26	BBB	94,755

193	Enable Midstream Partners LP	3.900%	5/15/24	BBB–	186,741

245	Enterprise Products Operating LP	5.750%	3/01/35	BBB+	270,358

154	Express Scripts Holding Company	3.050%	11/30/22	BBB	148,593

220	FedEx Corporation	3.900%	2/01/35	BBB	209,245

110	Flowers Foods, Inc.	3.500%	10/01/26	BBB	103,576

44	Flowserve Corporation	4.000%	11/15/23	BBB–	43,701

120	FMC Corporation	5.200%	12/15/19	BBB–	123,267

44	Ford Motor Company	6.375%	2/01/29	BBB	48,853

136	Ford Motor Company	4.750%	1/15/43	BBB	121,221

160	Ford Motor Credit Company	3.664%	9/08/24	BBB	153,493

118	Fortive Corporation	4.300%	6/15/46	BBB	115,222

204	General Motors Corporation	6.600%	4/01/36	BBB	228,538

380	Grupo Televisa SAB	5.000%	5/13/45	BBB+	342,317

452	Halliburton Company	3.800%	11/15/25	BBB+	448,919

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$141	Harman International Industries, Inc.	4.150%	5/15/25	BBB	$140,272

151	Helmerich and Payne International Drilling Company	4.650%	3/15/25	BBB+	155,922

80	Interpublic Group of Companies Inc.	3.750%	2/15/23	BBB	79,242

68	Johnson Controls International PLC	4.625%	7/02/44	BBB+	68,576

40	Johnson Controls International PLC	5.125%	9/14/45	BBB+	43,245

74	Kennametal Inc.	3.875%	2/15/22	BBB–	74,698

110	Kinder Morgan Inc.	4.300%	3/01/28	BBB–	107,330

40	Kohls Corporation	4.250%	7/17/25	BBB	39,837

254	Kraft Heinz Foods Company	5.000%	7/15/35	BBB–	257,462

194	Lockheed Martin Corporation	3.600%	3/01/35	BBB+	181,345

104	Macys Retail Holdings Inc.	6.650%	7/15/24	BBB–	111,987

313	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	286,404

280	Marathon Petroleum Corporation	3.625%	9/15/24	BBB	275,071

117	Marriott International, Inc.	4.500%	10/01/34	BBB	117,202

104	McDonald’s Corporation	4.700%	12/09/35	BBB+	109,592

141	McDonald’s Corporation	4.875%	7/15/40	BBB+	151,484

133	Mosaic Company	4.050%	11/15/27	BBB–	125,719

340	MPLX LP	4.500%	7/15/23	BBB–	348,476

104	Mylan Inc.	3.150%	6/15/21	BBB–	102,093

40	Newell Brands Inc.	5.000%	11/15/23	BBB–	40,936

103	Newell Brands Inc.	5.375%	4/01/36	BBB–	106,155

122	Newmont Mining Corporation	3.500%	3/15/22	BBB	121,415

129	Noble Energy Inc.	3.900%	11/15/24	BBB–	128,403

55	Nordstrom, Inc.	6.950%	3/15/28	BBB+	61,377

79	Northern Border Pipeline Company	7.500%	9/15/21	BBB+	86,971

100	Nucor Corporation	4.125%	9/15/22	BBB+	103,015

100	Oracle Corporation	3.800%	11/15/37	A+	96,805

119	Orange SA	5.375%	1/13/42	BBB+	134,084

80	Perrigo Finance Unlimited Company	3.500%	3/15/21	BBB–	79,697

291	Phillips 66	4.650%	11/15/34	BBB+	301,214

188	Pioneer Natural Resources Company	4.450%	1/15/26	BBB	193,878

219	Priceline Group Inc.	3.550%	3/15/28	BBB+	208,357

87	Rayonier, Inc.	3.750%	4/01/22	BBB–	87,120

140	Reliance Steel and Aluminum Co	4.500%	4/15/23	BBB	143,779

147	Reynolds American Inc.	5.700%	8/15/35	BBB	162,260

183	Rogers Communications Inc.	5.000%	3/15/44	BBB+	193,667

100	RPM International, Inc.	4.250%	1/15/48	BBB	91,691

240	Spectra Energy Partners LP	4.500%	3/15/45	BBB	224,200

77	The JM Smucker Company	4.250%	3/15/35	BBB	74,771

NUVEEN	5

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	April 30, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$76	Thermo Fischer Scientific Inc.	5.300%	2/01/44	BBB	$84,515

85	Tyson Foods	4.875%	8/15/34	BBB	88,178

340	Valero Energy Corporation	3.650%	3/15/25	BBB	335,256

96	Valmont Industries, Inc.	6.625%	4/20/20	BBB	102,098

236	Verizon Communications	4.400%	11/01/34	BBB+	228,428

187	Verizon Communications	4.750%	11/01/41	BBB+	182,680

462	Verizon Communications	4.125%	8/15/46	BBB+	403,748

240	Viacom Inc.	4.250%	9/01/23	BBB–	241,327

55	Walgreen Company	4.400%	9/15/42	BBB	50,458

40	Walgreens Boots Alliance, Inc.	4.500%	11/18/34	BBB	38,927

96	Waste Management Inc.	3.900%	3/01/35	BBB+	94,046

71	Worthington Industries, Inc.	4.550%	4/15/26	BBB–	70,833

40	Zimmer Biomet Holdings, Inc.	4.250%	8/15/35	BBB–	37,852

60	Zimmer Biomet Holdings, Inc.	5.750%	11/30/39	BBB–	66,774
15,557	Total Industrial				15,309,298

	Utility – 8.4%

100	American Electric Power	3.200%	11/13/27	BBB+	93,760

150	Appalachian Power Company	5.800%	10/01/35	BBB+	175,403

77	Appalachian Power Company	4.400%	5/15/44	BBB+	79,121

80	Black Hills Corporation	3.150%	1/15/27	BBB	74,192

40	Black Hills Corporation	4.200%	9/15/46	BBB	38,579

151	CenterPoint Energy Resources Corporation	4.100%	9/01/47	BBB+	144,879

100	CenterPoint Energy Resources Corp	4.000%	4/01/28	BBB+	99,083

229	Cleco Corporate Holdings LLC	3.743%	5/01/26	BBB–	214,450

129	CMS Energy Corporation	4.700%	3/31/43	BBB	133,128

208	Commonwealth Edison Company	3.750%	8/15/47	A	197,152

201	Dominion Resources Inc.	5.250%	8/01/33	BBB	219,161

232	Dominion Resources Inc.	4.700%	12/01/44	BBB	241,712

251	DTE Electric Company	3.750%	8/15/47	A+	239,560

224	Duke Energy Corporation	2.650%	9/01/26	BBB+	203,026

400	Duke Energy Corporation	3.750%	9/01/46	BBB+	358,855

254	Duke Energy Progress LLC	3.600%	9/15/47	A+	236,667

128	Edison International	2.950%	3/15/23	BBB+	123,537

80	El Paso Electric Company	5.000%	12/01/44	BBB	81,208

44	Emera US Finance LP	3.550%	6/15/26	BBB–	41,800

228	Emera US Finance LP	4.750%	6/15/46	BBB–	227,219

138	Entergy Corporation	2.950%	9/01/26	BBB	126,803

291	Exelon Corporation	4.950%	6/15/35	BBB	314,518

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Utility (continued)

$345	Exelon Corporation	4.450%	4/15/46	BBB	$345,126

80	Indiana Michigan Power Company	3.200%	3/15/23	A–	78,830

103	Indiana Michigan Power Company	3.750%	7/01/47	A–	95,295

88	Interstate Power And Light Company	4.700%	10/15/43	BBB+	94,816

120	ITC Holdings Corp.	3.250%	6/30/26	BBB+	113,325

63	ITC Holdings Corp.	5.300%	7/01/43	BBB+	70,712

55	John Sevier Combined Cylce Generation LLC	4.626%	1/15/42	AA	58,888

101	Kansas City Power and Light Co	5.300%	10/01/41	BBB+	114,035

107	Kansas City Power and Light Co	4.200%	6/15/47	BBB+	105,518

83	KeySpan Corporation	5.803%	4/01/35	BBB+	96,736

140	National Rural Utilities Cooperative Finance Corporation	2.850%	1/27/25	A+	133,899

138	NiSource Finance Corporation	5.250%	2/15/43	BBB	151,294

183	NiSource Finance Corporation	4.800%	2/15/44	BBB	191,015

300	NiSource Finance Corporation	3.950%	3/30/48	BBB	277,301

185	PPL Capital Funding Inc.	4.700%	6/01/43	BBB	190,530

176	PSE&G Power LLC	4.300%	11/15/23	BBB+	179,005

250	Public Service of Colorado	3.800%	6/15/47	A+	241,175

66	Publiv Service Company of New Mexico	3.850%	8/01/25	BBB	66,138

116	Puget Energy, Inc.	3.650%	5/15/25	BBB–	113,883

72	Southaven Combined Cycle Generation LLC	3.846%	8/15/33	AA	72,126

235	Southern Company Gas Capital Corporation	4.400%	6/01/43	BBB+	234,074

204	Southwestern Electric Power Corporation.	3.850%	2/01/48	BBB+	192,083

150	Southwestern Public Service Company	3.700%	8/15/47	A	141,296

60	Spire, Inc.	4.700%	8/15/44	BBB	61,537

212	The Southern Company	4.250%	7/01/36	BBB+	212,788

327	The Southern Company	4.400%	7/01/46	BBB+	322,432

185	TransAlta Corporation	4.500%	11/15/22	BBB–	185,000

133	Tucson Electric Power Company	3.050%	3/15/25	A–	126,199

100	Virginia Electric & Power Co	3.800%	4/01/28	A–	99,694

98	Xcel Energy Inc.	4.800%	9/15/41	BBB+	105,479
8,210	Total Utility				8,134,042
$33,563	Total Corporate Debt (cost $34,708,340)				33,057,033

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. TREASURY – 21.9%

$4,858	U.S. Treasury Notes	0.750%	8/15/19	AAA	$4,757,993

3,607	U.S. Treasury Notes	0.875%	9/15/19	AAA	3,533,169

5,779	U.S. Treasury Notes	1.750%	11/30/19	AAA	5,717,372

NUVEEN	7

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	April 30, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. TREASURY (continued)

$1,017	U.S. Treasury Notes	2.000%	12/31/21	AAA	$991,853

3,848	U.S. Treasury Notes	1.875%	9/30/22	AAA	3,706,857

160	U.S. Treasury Notes	2.750%	11/15/23	AAA	159,356

954	U.S. Treasury Notes	2.250%	11/15/24	AAA	917,778

438	U.S. Treasury Notes	2.000%	8/15/25	AAA	411,874

653	U.S. Treasury Notes	2.250%	2/15/27	AAA	618,437

298	U.S. Treasury Notes	2.375%	5/15/27	AAA	284,823

100	U.S. Treasury Notes	2.750%	2/15/28	AAA	98,430
$21,712	Total U.S. Treasury (cost $21,553,282)				21,197,942

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	GOVERNMENT RELATED – 2.9%

	Government Agency – 0.8%

$41	Inter-American Development Bank	3.200%	8/07/42	AAA	$40,147

214	Petroleos Mexicanos	6.000%	3/05/20	BBB	222,025

365	Petroleos Mexicanos, 144A	5.350%	2/12/28	BBB	347,261

120	Tennessee Valley Authority	3.500%	12/15/42	AAA	120,778
740	Total Government Agency				730,211

	Municipal Bonds – 0.9% (3)

60	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Green Series 2016A (No Optional Call)	3.852%	8/15/46	AAA	60,406

88	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (Optional Call: 3/20 at 100.00)	7.950%	3/01/36	AA–	95,529

100	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Plancon Program, Taxable Series 2018A (No Optional Call)	3.864%	6/01/38	A+	97,940

100	Illinois, Sales Tax Securitization Corporation Bond Series 2018B (No Optional Call)	3.820%	1/01/48	AA+	96,122

60	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2016B (No Optional Call)	3.086%	9/15/51	AA+	50,557

80	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B (Optional Call: 6/19 at 100.00)	6.875%	12/15/39	BBB+	82,616

106	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2010C (Optional Call: 12/20 at 100.00)	6.104%	12/15/28	BBB+	110,067

40	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Refunding Series 2016A (No Optional Call)	3.798%	12/01/46	AA	38,724

110	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.269%	7/01/34	AA+	125,268

136	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A (No Optional Call)	4.631%	4/01/33	AAA	148,199
880	Total Municipal Bonds				905,428

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Sovereign Debt – 1.2%

$60	Republic of Chile	3.625%	10/30/42	A+	$55,650

120	Republic of Colombia	6.125%	1/18/41	BBB	135,600

80	Republic of Italy	5.375%	6/15/33	BBB	91,605

60	Republic of Panama	4.300%	4/29/53	BBB	56,250

182	Republic of Peru	4.125%	8/25/27	BBB+	187,005

100	Republic of Uruguay	5.100%	6/18/50	BBB	98,250

408	United Mexican States	4.750%	3/08/44	BBB+	383,520

160	United Mexican States	4.350%	1/15/47	BBB+	141,440
1,170	Total Sovereign Debt				1,149,320
$2,790	Total Government Related (cost $2,968,138)				2,784,959
	Total Long-Term Investments (cost $99,204,610)				95,640,973

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 0.6%

	GOVERNMENT RELATED – 0.6%

$550	Federal Home Loan Banks, Discount Notes	0.000%	5/01/18	N/R	$550,000
$550	Total Short-Term Investments (cost $550,000)				550,000
	Total Investments (cost $99,754,610) – 99.4%				96,190,973
	Other Assets Less Liabilities – 0.6%				602,859
	Net Assets – 100%				$96,793,832

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	9

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	April 30, 2018 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Securitized	$—	$38,601,039	$—	$38,601,039
Corporate Debt	—	33,057,033	—	33,057,033
U.S. Treasury	—	21,197,942	—	21,197,942
Government Related	—	2,784,959	—	2,784,959
Short-Term Investments:
Government Related	—	550,000	—	550,000
Total	$—	$96,190,973	$—	$96,190,973

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.

Tax cost of investments	$99,754,610
Gross unrealized:
Appreciation	$1,779
Depreciation	(3,565,416)
Net unrealized appreciation (depreciation) of investments	$(3,563,637)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

REIT	Real Estate Investment Trust

10	NUVEEN

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)

Portfolio of Investments	April 30, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.3%

	CORPORATE DEBT – 50.3%

	Financials – 29.6%

$126	Air Lease Corporation	4.750%	3/01/20	BBB	$129,269

48	Allied World Assurance Holdings Limited	5.500%	11/15/20	BBB	50,928

180	American Express Credit Corporation	2.250%	5/05/21	A	175,405

261	American International Group, Inc.	3.375%	8/15/20	BBB+	261,305

63	Ameriprise Financial, Inc.	5.300%	3/15/20	A–	65,419

90	Ares Capital Corporation	4.875%	11/30/18	BBB	90,884

243	Bank of America Corporation	2.250%	4/21/20	A–	239,261

151	Bank of America Corporation	5.000%	5/13/21	A–	158,878

100	Bank of Montreal	3.100%	4/13/21	A+	99,594

63	Bank of New York Mellon	2.600%	2/07/22	A+	61,539

135	BB&T Corporation	2.050%	5/10/21	A	130,426

56	BlackRock Inc.	4.250%	5/24/21	A+	57,974

54	BNP Paribas	5.000%	1/15/21	A+	56,649

69	Canadian Imperial Bank of Commerce	2.100%	10/05/20	A+	67,332

153	Capital One Financial Corporation	2.450%	4/24/19	BBB+	152,545

54	Capital One Financial Corporation	4.750%	7/15/21	BBB+	56,110

153	Citigroup Inc.	2.700%	3/30/21	A–	150,582

90	Citizens Financial Group Inc.	2.375%	7/28/21	BBB+	87,051

144	Credit Suisse New York	5.400%	1/14/20	BBB	149,137

72	Fifth Third Bancorp.	2.875%	7/27/20	BBB+	71,698

147	Fifth Third Bancorp.	2.600%	6/15/22	BBB+	142,033

54	First Horizon National Corporation	3.500%	12/15/20	BBB–	54,135

48	Franklin Resources, Inc.	4.625%	5/20/20	A+	49,457

378	Goldman Sachs Group, Inc.	5.375%	3/15/20	A–	393,893

144	HSBC Holdings PLC	5.100%	4/05/21	A+	151,233

112	Humana, Inc.	2.900%	12/15/22	BBB	108,860

54	Huntington BancShares Inc.	3.150%	3/14/21	BBB+	53,771

72	Intercontinental Exchange, Inc.	2.750%	12/01/20	A	71,322

261	International Lease Finance Corporation	6.250%	5/15/19	BBB–	269,563

74	Jefferies Group Inc.	8.500%	7/15/19	BBB–	78,532

360	JPMorgan Chase & Company	4.500%	1/24/22	A	373,478

153	KeyCorp.	2.900%	9/15/20	BBB+	151,921

63	Lazard Group LLC	4.250%	11/14/20	BBB+	64,382

54	Lincoln National Corporation	6.250%	2/15/20	BBB+	56,782

NUVEEN	11

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)

Portfolio of Investments	April 30, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$54	Lloyds Bank PLC	6.375%	1/21/21	A+	$58,318

189	Morgan Stanley	2.650%	1/27/20	A–	187,853

189	Morgan Stanley	2.625%	11/17/21	A–	184,033

72	MUFG Americas Holdings Corporation	2.250%	2/10/20	A	70,908

63	NASDAQ Stock Market Inc.	5.550%	1/15/20	BBB	65,448

63	Northern Trust Company	3.375%	8/23/21	A+	63,659

135	PNC Funding Corporation	3.300%	3/08/22	A	134,472

126	Rabobank Nederland	4.500%	1/11/21	AA–	130,207

54	Regions Financial Corporation	3.200%	2/08/21	BBB+	53,726

63	Reinsurance Group of America Inc.	6.450%	11/15/19	BBB+	66,065

35	Santander Holdings USA, Inc.	2.700%	5/24/19	BBB	34,851

162	Santander UK PLC	2.375%	3/16/20	A+	159,902

69	SL Green Realty Corporation Operating Partnership	4.500%	12/01/22	BBB–	69,927

54	Stifel Financial Corporation	3.500%	12/01/20	BBB–	53,893

108	Sumitomo Mitsui Financial Group, Inc.	2.934%	3/09/21	A	106,996

114	SunTrust Banks Inc.	2.900%	3/03/21	BBB+	112,864

40	SVB Financial Group	5.375%	9/15/20	BBB+	41,890

135	Synchrony Financial	3.000%	8/15/19	BBB–	134,694

135	US Bancorp	2.625%	1/24/22	A+	132,292

117	Wells Fargo & Company	3.500%	3/08/22	A	116,927

189	Westpac Banking Corporation	2.000%	8/19/21	AA–	181,487
6,445	Total Financials				6,491,760

	Industrial – 10.6%

47	Agilent Technologies Inc.	5.000%	7/15/20	BBB+	48,867

63	Aptiv PLC.	3.150%	11/19/20	BBB	62,652

189	AT&T, Inc.	3.800%	3/15/22	BBB+	190,821

63	Becton Dickinson & Company	3.125%	11/08/21	BBB–	61,984

54	Boston Scientific Corporation	6.000%	1/15/20	BBB	56,387

63	Buckeye Partners LP	2.650%	11/15/18	BBB–	63,006

69	Bunge Limited Finance Company	3.000%	9/25/22	BBB	66,409

128	CBS Corporation, 144A	2.900%	6/01/23	BBB	122,265

128	Celgene Corporation	2.750%	2/15/23	BBB	122,196

63	Columbia Pipeline Group, Inc.	3.300%	6/01/20	BBB	62,829

128	Constellation Brands Inc.	2.650%	11/07/22	BBB–	122,618

54	CSX Corporation	4.250%	6/01/21	BBB+	55,501

90	CVS Health Corporation	4.125%	5/15/21	BBB	91,930

54	D.R. Horton, Inc.	4.000%	2/15/20	BBB–	54,726

63	eBay Inc.	2.875%	8/01/21	BBB+	62,089

12	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$63	Fortive Corporation	2.350%	6/15/21	BBB	$61,079

63	General Motors Financial Company Inc.	4.375%	9/25/21	BBB	64,411

63	Laboratory Corporation of America Holdings	4.625%	11/15/20	BBB	64,974

54	Life Technologies Corporation	6.000%	3/01/20	BBB	56,590

63	Magellan Midstream Partners LP	4.250%	2/01/21	BBB+	64,235

63	McDonald’s Corporation	2.625%	1/15/22	BBB+	61,861

128	Mosaic Company	3.250%	11/15/22	BBB–	123,711

63	Norfolk Southern Corporation	3.250%	12/01/21	BBB+	62,906

47	Phillips 66 Partners LP	2.646%	2/15/20	BBB–	46,446

48	Pioneer Natural Resources Company	7.500%	1/15/20	BBB	51,407

54	Quest Diagnostics Inc.	4.700%	4/01/21	BBB	55,963

48	RELX Capital, Inc.	8.625%	1/15/19	BBB+	49,884

54	Roper Technologies, Inc.	2.800%	12/15/21	BBB	52,789

42	Southern Natural Gas Company LLC and Southern Natural Issuing Corporation	4.400%	6/15/21	BBB+	43,016

47	Spirit AeroSystems Inc.	5.250%	3/15/22	BBB–	48,294

63	The Western Union Company	5.253%	4/01/20	BBB	65,101

54	Valero Energy Corporation	6.125%	2/01/20	BBB	56,720

54	Xylem Inc.	4.875%	10/01/21	BBB	56,526
2,327	Total Industrial				2,330,193

	Utility – 10.1%

72	Ameren Corporation	2.700%	11/15/20	BBB+	71,013

99	Appalachian Power Company	4.600%	3/30/21	BBB+	102,353

72	CenterPoint Energy Resources Corporation	4.500%	1/15/21	BBB+	73,904

100	CenterPoint Energy Resources Corp	3.550%	4/01/23	BBB+	99,476

81	Consolidated Edison, Inc.	2.000%	5/15/21	BBB+	78,075

69	Dominion Resources Inc.	4.104%	4/01/21	BBB	70,025

100	Duke Energy Carolinas LLC	3.050%	3/15/23	A+	99,332

135	Duke Energy Corporation	3.550%	9/15/21	BBB+	135,860

90	Entergy Corporation	5.125%	9/15/20	BBB	93,123

112	Eversource Energy.	2.500%	3/15/21	A–	109,814

72	Eversource Energy	2.750%	3/15/22	A–	70,118

69	Georgia Power Company	2.000%	9/08/20	A–	67,331

128	ITC Holdings Corp., 144A	2.700%	11/15/22	BBB+	122,632

64	LG&E and KU Energy LLC	3.750%	11/15/20	BBB+	64,653

72	National Rural Utilities Cooperative Finance Corporation	3.050%	2/15/22	A+	71,346

63	NextEra Energy Capital Holding Inc.	4.500%	6/01/21	BBB+	64,904

112	NextEra Energy Capital Holding Inc.	2.800%	1/15/23	BBB+	108,122

64	Pacific Gas and Electric Company	4.250%	5/15/21	A–	65,342

NUVEEN	13

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)

Portfolio of Investments	April 30, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Utility (continued)

$99	PacifiCorp.	2.950%	2/01/22	A+	$98,491

72	PSE&G Power LLC	5.125%	4/15/20	BBB+	74,501

56	Sempra Energy	2.850%	11/15/20	BBB+	55,338

62	Southern California Edison Company	1.845%	2/01/22	A+	60,351

153	The Southern Company	2.350%	7/01/21	BBB+	148,676

81	Virginia Electric and Power Co	2.950%	1/15/22	A–	79,895

135	Xcel Energy Inc.	2.400%	3/15/21	BBB+	132,017
2,232	Total Utility				2,216,692
$11,004	Total Corporate Debt (cost $11,329,291)				11,038,645

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. TREASURY – 26.0%

$1,287	U.S. Treasury Notes	1.375%	2/15/20	AAA	$1,262,266

1,206	U.S. Treasury Notes	1.625%	3/15/20	AAA	1,187,250

755	U.S. Treasury Notes	1.875%	2/28/22	AAA	731,937

900	U.S. Treasury Notes	1.750%	6/30/22	AAA	865,231

372	U.S. Treasury Notes	2.000%	10/31/22	AAA	359,954

225	U.S. Treasury Notes	2.000%	11/30/22	AAA	217,600

600	U.S. Treasury Notes	2.375%	1/31/23	AAA	589,195

400	U.S. Treasury Notes	2.500%	3/31/23	AAA	394,703

100	U.S. Treasury Notes	2.750%	4/30/23	AAA	99,816
$5,845	Total U.S. Treasury (cost $5,806,815)				5,707,952

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SECURITIZED – 22.3%

$186	AmeriCredit Automobile Receivables Trust, Series 2015-2	1.820%	7/08/20	AAA	$186,267

100	Benchmark Mortgage Trust Series 2018-B1 Class A2	3.571%	1/15/51	AAA	101,263

500	Commercial Mortgage Pass-Through Certificates 2015-CR22	2.856%	3/10/48	Aaa	499,426

359	Fannie Mae Mortgage Pool FN BM3087	4.000%	12/01/32	N/R	371,947

500	Ford Credit Auto Owner Trust 2016-1, 144A	2.310%	8/15/27	AAA	489,786

1,681	Freddie Mac Gold Mortgage Pool FG G18642	3.500%	4/01/32	N/R	1,703,015

675	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2015-C28	2.773%	10/15/48	Aaa	672,340

500	Santander Drive Auto Receivables Trust, Series 2014-2	2.760%	2/18/20	Aaa	500,096

356	Santander Drive Auto Receivables Trust, Series 2016-3	1.500%	8/17/20	Aaa	355,515
$4,857	Total Securitized (cost $4,976,748)				4,879,655

14	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	GOVERNMENT RELATED – 0.7%

	Government Agency – 0.7%

$47	EcoPetrol SA	7.625%	7/23/19	BBB–	$49,562

91	Petroleos Mexicanos	3.500%	7/23/20	BBB	90,545
$138	Total Government Related (cost $143,701)				140,107
	Total Long-Term Investments (cost $22,256,555)				21,766,359

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 0.5%

	GOVERNMENT RELATED – 0.5%

$110	Federal Home Loan Banks, Discount Notes	0.000%	5/01/18	N/R	$110,000
$110	Total Short-Term Investments (cost $110,000)				110,000
	Total Investments (cost $22,366,555) – 99.8%				21,876,359
	Other Assets Less Liabilities – 0.2%				43,775
	Net Assets – 100%				$21,920,134

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$—	$11,038,645	$—	$11,038,645
U.S. Treasury	—	5,707,952	—	5,707,952
Securitized	—	4,879,655	—	4,879,655
Government Related	—	140,107	—	140,107
Short-Term Investments:
Government Related	—	110,000	—	110,000
Total	$—	$21,876,359	$—	$21,876,359

NUVEEN	15

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)

Portfolio of Investments	April 30, 2018 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.

Tax cost of investments	$22,366,556
Gross unrealized:
Appreciation	$15
Depreciation	(490,212)
Net unrealized appreciation (depreciation) of investments	$(490,197)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

16	NUVEEN

Nushares ESG U.S. Aggregate Bond ETF (NUBD)

Portfolio of Investments	April 30, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.2%

	U.S. TREASURY – 36.4%

$1,570	U.S. Treasury Bonds	2.750%	8/15/47	AAA	$1,465,252

2,268	U.S. Treasury Notes	1.375%	9/30/19	AAA	2,235,397

3,350	U.S. Treasury Notes	1.375%	9/15/20	AAA	3,259,576

1,470	U.S. Treasury Notes	1.875%	9/30/22	AAA	1,416,081

1,764	U.S. Treasury Notes	2.125%	9/30/24	AAA	1,685,998

331	U.S. Treasury Notes	2.125%	11/30/24	AAA	315,911

1,848	U.S. Treasury Notes	2.250%	8/15/27	AAA	1,745,277

85	U.S. Treasury Notes	2.250%	11/15/27	AAA	80,146

100	U.S. Treasury Notes	2.750%	2/15/28	AAA	98,430
$12,786	Total U.S. Treasury (cost $12,699,968)				12,302,068

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SECURITIZED – 29.1%

$250	American Express Credit Card Master Trust, Series 2017-1	1.930%	9/15/22	AAA	$246,123

500	Commercial Mortgage Pass Through Certificates, Series 2015-LC19	3.183%	2/10/48	AAA	487,639

1,049	Fannie Mae Mortgage Pool FN MA2941	3.500%	3/01/32	N/R	1,062,150

3,229	Fannie Mae Mortgage Pool FN MA3120	3.500%	9/01/47	N/R	3,210,261

2,141	Fannie Mae Mortgage Pool FN MA3143	3.000%	9/01/47	N/R	2,068,061

2,764	Ginnie Mae Mortgage Pool G2 MA3663	3.500%	5/20/46	N/R	2,771,701
$9,933	Total Securitized (cost $10,204,680)				9,845,935

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE DEBT – 27.5%

	Financials – 9.3%

$42	Alexandria Real Estate Equities, Inc.	3.900%	6/15/23	BBB	$42,071

42	Allstate Corporation	4.500%	6/15/43	A–	43,720

85	American Express Co	3.400%	2/27/23	A–	84,331

42	Ameriprise Financial, Inc.	4.000%	10/15/23	A–	43,020

85	Bank of Montreal	3.803%	12/15/32	BBB	80,062

154	Bank of Montreal	2.375%	1/25/19	A+	153,855

84	Bank of New York Mellon	3.300%	8/23/29	A	77,714

154	Bank of Nova Scotia	2.050%	10/30/18	A+	153,732

42	Bank of Nova Scotia	2.450%	9/19/22	A+	40,351

42	BlackRock Inc.	3.500%	3/18/24	A+	41,857

NUVEEN	17

Nushares ESG U.S. Aggregate Bond ETF (NUBD) (continued)

Portfolio of Investments	April 30, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$56	Boston Properties Limited Partnership	3.850%	2/01/23	BBB+	$56,491

56	Brixmor Operating Partnership LP	3.875%	8/15/22	BBB–	55,819

42	Brookfield Finance LLC	4.000%	4/01/24	BBB	41,813

85	Citigroup Inc.	4.125%	7/25/28	BBB	81,892

70	Comerica Inc.	2.125%	5/23/19	A–	69,576

112	Deutsche Bank AG	4.250%	10/14/21	BBB	112,906

42	Equity One Incorporated	3.750%	11/15/22	BBB+	41,760

42	Franklin Resources, Inc.	2.800%	9/15/22	A+	41,003

84	HCP Inc.	3.750%	2/01/19	BBB	84,345

70	HCP Inc.	3.150%	8/01/22	BBB	68,449

42	Host Hotel & Resorts Inc.	4.750%	3/01/23	BBB	43,115

70	International Lease Finance Corporation	5.875%	4/01/19	BBB–	71,895

42	International Lease Finance Corporation	8.625%	1/15/22	BBB–	48,850

70	KeyCorp.	5.100%	3/24/21	BBB+	73,455

42	Liberty Property Trust	3.375%	6/15/23	BBB	41,098

70	Loews Corporation, Senior Notes	2.625%	5/15/23	A	67,111

140	Manulife Financial Corporation	4.900%	9/17/20	A–	144,964

98	Marsh & McLennan Companies	4.800%	7/15/21	A–	101,986

100	Mitsubishi UFJ Financial Group Inc.	3.961%	3/02/28	A	100,235

42	Montpelier Re Holdings Limited	4.700%	10/15/22	A–	42,949

42	Northern Trust Company	3.950%	10/30/25	A	42,911

42	Orix Corp.	2.900%	7/18/22	A–	40,654

70	PNC Financial Services Inc.	3.900%	4/29/24	A–	70,223

80	Prudential Financial Inc., 144A	3.905%	12/07/47	A–	73,753

84	Rabobank Nederland	3.875%	2/08/22	A+	85,373

84	RBC USA Holdco Corp.	5.250%	9/15/20	A–	87,641

84	Royal Bank of Canada	2.000%	12/10/18	AA–	83,785

28	Santander Holdings USA, Inc.	4.500%	7/17/25	BBB+	28,211

42	Santander UK PLC	4.000%	3/13/24	A	42,388

70	State Street Corporation	3.100%	5/15/23	A	68,933

98	Sumitomo Mitsui Financial Group, Inc.	3.364%	7/12/27	A–	93,707

56	TD Ameritrade Holding Corporation	2.950%	4/01/22	A	55,041

42	The Chubb Corporation	6.000%	5/11/37	A	52,486

154	Toronto-Dominion Bank	2.125%	4/07/21	AA–	149,465

42	Westpac Banking Corporation	4.322%	11/23/31	BBB+	41,099
3,165	Total Financials				3,166,095

	Industrial – 15.9%

84	AbbVie Inc.	4.500%	5/14/35	BBB	83,752

42	American Honda Finance Limited	1.650%	7/12/21	A	40,114

18	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$84	American Tower Company	5.000%	2/15/24	BBB–	$87,988

70	Amgen Inc.	4.400%	5/01/45	BBB+	68,104

98	Amphenol Corporation	2.550%	1/30/19	BBB+	97,887

84	Analog Devices Inc.	2.500%	12/05/21	BBB	81,403

42	Apple Inc.	4.500%	2/23/36	AA+	44,973

98	Apple Inc.	3.850%	5/04/43	AA+	93,689

28	Applied Materials Inc.	5.100%	10/01/35	A–	31,534

9	Archer-Daniels-Midland Company	5.765%	3/01/41	A	10,834

28	Astrazeneca PLC	6.450%	9/15/37	A–	35,585

26	Becton Dickinson & Company	5.000%	11/12/40	BBB–	26,824

98	Biogen Inc.	3.625%	9/15/22	BBB+	98,026

56	Boardwalk Pipelines LP	3.375%	2/01/23	BBB–	53,702

56	Bristol-Myers Squibb Company	2.000%	8/01/22	A	53,506

56	Broadridge Financial Solutions, Inc.	3.950%	9/01/20	BBB+	56,847

28	Bunge Limited Finance Company	3.000%	9/25/22	BBB	26,948

42	Cardinal Health Inc.	2.616%	6/15/22	BBB+	40,230

56	Cardinal Health Inc.	3.200%	3/15/23	BBB+	54,719

85	Caterpillar Financial Services Corporation	2.550%	11/29/22	A	82,057

42	Caterpillar Inc.	3.803%	8/15/42	A	40,764

28	Celgene Corporation	5.000%	8/15/45	BBB	28,114

28	Clorox Company	3.050%	9/15/22	BBB+	27,617

70	Coca-Cola Company	2.500%	4/01/23	A+	67,582

42	CSX Corporation	4.250%	11/01/66	BBB+	37,162

42	Deere & Company	3.900%	6/09/42	A	41,478

42	Dell Int LLC / EMC Corp., 144A	8.100%	7/15/36	BBB–	49,638

42	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	3.480%	6/01/19	BBB–	42,094

56	Discovery Communications Inc.	5.000%	9/20/37	BBB–	54,857

85	Discovery Communications LLC, 144A	3.500%	6/15/22	BBB–	84,092

56	Dr. Pepper Snapple Group Inc.	3.130%	12/15/23	BBB+	53,287

42	Eaton Corporation	4.000%	11/02/32	BBB+	41,258

85	Ecolab Inc.	3.250%	12/01/27	BBB+	80,905

42	Enbridge Inc.	6.000%	1/15/77	BBB–	40,792

84	Fortive Corporation	2.350%	6/15/21	BBB	81,439

84	Gilead Sciences Inc.	4.000%	9/01/36	A–	81,077

98	Hewlett Packard Enterprise Co	2.850%	10/05/18	BBB	98,137

56	Home Depot, Inc.	5.400%	9/15/40	A	66,161

56	Ingersoll Rand	4.250%	6/15/23	BBB	57,602

28	International Business Machines Corporation	5.600%	11/30/39	A+	33,841

36	International Flavors & Fragrances Inc.	3.200%	5/01/23	BBB+	35,317

NUVEEN	19

Nushares ESG U.S. Aggregate Bond ETF (NUBD) (continued)

Portfolio of Investments	April 30, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$56	Kellogg Company	2.650%	12/01/23	BBB	$52,992

28	Kimberly-Clark Corporation	6.625%	8/01/37	A	37,673

70	Kraft Heinz Foods Company	5.000%	7/15/35	BBB–	70,954

98	Kroger Co	2.300%	1/15/19	BBB	97,702

70	Laboratory Corporation of America Holdings	3.200%	2/01/22	BBB	69,055

56	Lam Research Corporation, Convertible Bond	2.800%	6/15/21	BBB+	55,172

42	Lowes Companies, Inc.	4.650%	4/15/42	A–	44,570

70	Marriott International, Inc.	3.000%	3/01/19	BBB	70,096

28	Mastercard Inc.	2.000%	11/21/21	A	27,158

56	McCormick & Company, Incorporated	2.700%	8/15/22	BBB	53,923

98	Microsoft Corporation	3.450%	8/08/36	AAA	93,639

126	Microsoft Corporation	3.700%	8/08/46	AAA	120,892

56	Moody’s Corporation	2.625%	1/15/23	BBB+	53,648

42	Moody’s Corporation	4.500%	9/01/22	BBB+	43,523

56	Motorola, Inc.	3.500%	3/01/23	BBB–	54,805

56	National Oilwell Varco Inc.	2.600%	12/01/22	BBB+	53,369

28	Newell Brands Inc.	5.375%	4/01/36	BBB–	28,858

42	Norfolk Southern Corporation	4.837%	10/01/41	BBB+	45,035

210	Novartis Securities Investment Limited	5.125%	2/10/19	AA–	213,948

56	NVIDIA Corporation	2.200%	9/16/21	A–	54,345

85	Oracle Corporation	3.250%	11/15/27	A+	81,722

112	Oracle Corporation	3.850%	7/15/36	A+	109,725

84	Orange SA	4.125%	9/14/21	BBB+	86,482

42	PACCAR Financial Corporation	2.300%	8/10/22	A+	40,353

28	PepsiCo Inc.	5.500%	1/15/40	A+	33,893

28	PepsiCo Inc.	4.875%	11/01/40	A+	31,335

36	Praxair, Inc.	2.700%	2/21/23	A	34,892

42	Priceline Group Inc.	2.750%	3/15/23	BBB+	40,092

42	Procter and Gamble Company	5.550%	3/05/37	AA–	52,154

28	Quest Diagnostics Inc.	4.250%	4/01/24	BBB	28,751

70	Rockwell Collins Inc.	3.700%	12/15/23	BBB	69,687

36	Roper Technologies, Inc.	3.125%	11/15/22	BBB–	35,160

28	Ryder System, Inc.	2.450%	11/15/18	BBB+	27,985

42	Seagate HDD Cayman	4.750%	6/01/23	BBB–	42,146

154	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB	156,502

42	Target Corporation	4.000%	7/01/42	A	40,314

56	Telefonica Emisiones SAU	5.462%	2/16/21	BBB	59,235

56	Tyco Electronics Group. SA	3.500%	2/03/22	A–	56,335

70	Union Pacific Corporation	3.600%	9/15/37	A–	65,972

20	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$28	United Parcel Service	6.200%	1/15/38	A+	$35,538

85	United Parcel Service	3.750%	11/15/47	A+	79,454

56	Visa Inc.	4.150%	12/14/35	A+	58,279

56	VMWare Inc.	2.950%	8/21/22	BBB–	53,819

28	Vodafone Group PLC	6.150%	2/27/37	BBB+	31,892

114	Walt Disney Company	2.350%	12/01/22	A	109,883

44	Weyerhaeuser Company	4.625%	9/15/23	BBB	45,772

98	WPP Finance 2010	3.625%	9/07/22	BBB	96,973

42	Xerox Corporation	3.625%	3/15/23	BBB–	40,707

70	Xylem Inc.	4.875%	10/01/21	BBB	73,275
5,360	Total Industrial				5,371,620

	Utility – 2.3%

56	Alabama Power Company	6.000%	3/01/39	A+	69,313

28	Commonwealth Edison Company, First Mortgage	6.450%	1/15/38	A	36,529

42	Consolidated Edison Company of New York Inc.	5.500%	12/01/39	A–	49,774

100	Entergy Louisiana LLC	4.000%	3/15/33	A	99,767

28	Florida Power & Light Company	5.950%	2/01/38	AA–	35,559

252	National Rural Utilities Cooperative Finance Corporation	1.650%	2/08/19	A+	249,950

42	Northern States Power Company	6.200%	7/01/37	A+	54,386

18	Potomac Electric Power Co	6.500%	11/15/37	A	23,853

28	Southern California Edison Company	4.500%	9/01/40	A+	29,375

36	Virginia Electric and Power Co	6.000%	5/15/37	A	44,514

84	WEC Energy Group, Inc.	2.450%	6/15/20	BBB+	82,810
714	Total Utility				775,830
$9,239	Total Corporate Debt (cost $9,670,933)				9,313,545

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	GOVERNMENT RELATED – 6.2%

	Government Agency – 3.9%

$211	Asian Development Bank	1.625%	5/05/20	AAA	$206,794

112	European Investment Bank	2.000%	3/15/21	AAA	109,614

280	Federal Home Loan Bank Bonds	1.875%	12/11/20	AA+	274,681

55	Federal National Mortgage Association	5.625%	7/15/37	AAA	72,469

42	Inter-American Development Bank	3.875%	10/28/41	AAA	45,822

85	KFW Bankegruppe	2.375%	12/29/22	AAA	82,869

456	KFW Bankegruppe	1.500%	6/15/21	AAA	438,107

56	KFW Bankegruppe	2.500%	11/20/24	AAA	54,171

16	Tennessee Valley Authority	5.250%	9/15/39	AAA	20,122
1,313	Total Government Agency				1,304,649

NUVEEN	21

Nushares ESG U.S. Aggregate Bond ETF (NUBD) (continued)

Portfolio of Investments	April 30, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Municipal Bonds – 0.7% (3)

$20	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3 (No Optional Call)	6.725%	4/01/35	BBB–	$20,767

85	Illinois, Sales Tax Securitization Corporation Bond Series 2018B (No Optional Call)	3.820%	1/01/48	AA	81,704

120	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.517%	4/01/39	AAA	148,346
225	Total Municipal Bonds				250,817

	Sovereign Debt – 1.6%

101	Quebec Province	2.500%	4/20/26	AA–	95,093

416	Republic of Colombia	2.625%	3/15/23	BBB	393,536

14	Republic of Hungary	7.625%	3/29/41	BBB–	19,703

28	Republic of Peru	5.625%	11/18/50	BBB+	32,802
559	Total Sovereign Debt				541,134
$2,097	Total Government Related (cost $2,168,366)				2,096,600
	Total Long-Term Investments (cost $34,743,947)				33,558,148

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 0.6%

	GOVERNMENT RELATED – 0.6%

$220	Federal Home Loan Banks, Discount Notes	0.000%	5/01/18	N/R	$220,000
$220	Total Short-Term Investments (cost $220,000)				220,000
	Total Investments (cost $34,963,947) – 99.8%				33,778,148
	Other Assets Less Liabilities – 0.2%				84,139
	Net Assets – 100%				$33,862,287

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

22	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Treasury	$—	$12,302,068	$—	$12,302,068
Securitized	—	9,845,935	—	9,845,935
Corporate Debt	—	9,313,545	—	9,313,545
Government Related	—	2,096,600	—	2,096,600
Short-Term Investments:
Government Related	—	220,000	—	220,000
Total	$—	$33,778,148	$—	$33,778,148

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio as of April 30, 2018.

Tax cost of investments	$34,963,947
Gross unrealized:
Appreciation	$235
Depreciation	(1,186,034)
Net unrealized appreciation (depreciation) of investments	$(1,185,799)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	23

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein
Chief Administrative Officer (principal executive officer)

Date: June 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2018